UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL INCOME FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 49.3%
Aerospace & Defense - 0.4%
5,000		DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16 (a)	$4,962
111,690		Systems 2001 Asset Trust, 6.664% due 9/15/13 (a)(b)	117,728

		Total Aerospace & Defense	122,690

Auto Components — 0.0%
15,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	13,275

Building Products - 0.1%
20,000	EUR	Eco-Bat Finance PLC, 10.125% due 1/31/13 (a)(b)	30,219

Capital Markets - 1.5%
43,000	EUR	AIB UK 1 LP, 4.781% due 12/17/14 (a)(c)(d)	53,073
20,000	GBP	Bear Stearns Cos. Inc., 5.125% due 1/20/10 (a)	39,024
90,000		Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(c)(d)	85,830
		Lehman Brothers Holdings Inc.:
130,000		5.250% due 2/6/12 (a)	127,431
50,000	EUR	4.625% due 3/14/19 (a)(c)	64,599
120,000		Merrill Lynch & Co. Inc., Subordinated Notes, 5.700% due 5/2/17 (a)	116,880

		Total Capital Markets	486,837

Chemicals - 0.0%
		Lyondell Chemical Co., Senior Notes:
5,000		8.000% due 9/15/14 (a)	5,525
5,000		8.250% due 9/15/16 (a)	5,662

		Total Chemicals	11,187

Commercial Banks - 9.3%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, 4.875% due 5/31/16 (a)	134,007
50,000	EUR	Banco Bradesco SA, 8.000% due 4/15/14 (a)	79,102
100,000	EUR	Banco Popolare Scarl, 6.156% due 6/21/17 (a)(c)(d)	135,039
50,000	GBP	Co-Operative Bank PLC, 5.875% due 4/2/19 (a)(c)	96,076
150,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (a)(c)(d)	195,282
300,000	EUR	Deutsche Postbank IV, 5.983% due 6/29/17 (a)(c)(d)	397,874
200,000	EUR	ESFG International Ltd., 5.753% due 6/6/17 (a)(c)(d)	259,872
100,000	EUR	Fortis Bank SA/NV, 4.625% due 10/27/14 (a)(b)(c)	129,648
130,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	132,969
180,000		HSBK Europe BV, 7.250% due 5/3/17 (a)(b)	164,934
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)(c)	93,673
151,000	EUR	Lloyds TSB Bank PLC, 4.385% due 5/12/17 (a)(c)(d)	189,962
90,000		Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)(d)	90,449
50,000	GBP	Royal Bank of Scotland PLC, 6.200% due 3/22/22 (a)(c)(d)	97,945
100,000		Royal Bank Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (c)(d)	104,492
100,000	EUR	SNS Reaal Groep NV, 6.258% due 7/17/17 (a)(c)(d)	141,234
200,000	EUR	Standard Chartered Bank, 5.875% due 9/26/17 (a)	287,796
180,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)(b)	152,550
90,000		Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (a)(c)(d)	89,465
125,000		Woori Bank, 6.125% due 5/3/16 (a)(c)	126,309

		Total Commercial Banks	3,098,678

Commercial Services & Supplies - 0.9%
9,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	9,360

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Commercial Services & Supplies - 0.9% (continued)
275,000		Waste Management Inc., 6.875% due 5/15/09 (a)	$284,351

		Total Commercial Services & Supplies	293,711

Consumer Finance - 4.3%
100,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(c)	102,650
		Ford Motor Credit Co.:
50,000		Bonds, 7.375% due 2/1/11 (a)	47,946
420,000		Notes, 7.375% due 10/28/09 (a)	412,027
		General Motors Acceptance Corp.:
321,000		Bonds, 8.000% due 11/1/31 (a)	315,755
410,000		Notes, 5.625% due 5/15/09 (a)	399,307
		SLM Corp., Medium-Term Notes:
60,000		5.000% due 10/1/13 (a)	52,457
95,000		5.375% due 5/15/14 (a)	83,017
30,000		5.050% due 11/14/14 (a)	25,478
10,000		5.625% due 8/1/33 (a)	7,721

		Total Consumer Finance	1,446,358

Containers & Packaging - 0.0%
		Graham Packaging Co. Inc.:
10,000		8.500% due 10/15/12 (a)	9,975
5,000		Senior Subordinated Notes, 9.875% due 10/15/14 (a)	4,975

		Total Containers & Packaging	14,950

Diversified Consumer Services - 0.4%
40,000	GBP	Dignity Finance PLC, 8.151% due 12/31/30 (a)	101,563
15,000		Service Corp. International, 7.500% due 4/1/27 (a)	14,100

		Total Diversified Consumer Services	115,663

Diversified Financial Services - 6.6%
36,000	EUR	ABN AMRO Bank NV, 4.310% due 3/10/16 (a)(c)(d)	44,896
80,000	GBP	Annington Finance No. 4, 8.070% due 1/10/23 (a)	195,155
		Citigroup Inc.:
240,000		4.125% due 2/22/10 (a)	235,853
70,000		5.000% due 9/15/14 (a)	67,572
157,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (a)(c)(d)	205,450
60,000		General Electric Capital Corp., 5.400% due 2/15/17 (a)	59,000
		HSBC Finance Corp.:
80,000		7.000% due 5/15/12 (a)	84,193
50,000		Senior Notes, 8.000% due 7/15/10 (a)	53,693
8,000	EUR	ING Groep NV, 4.176% due 6/8/15 (a)(c)(d)	10,185
50,000	GBP	Irish Nationwide Building Society, 5.875% due 12/15/08 (a)	101,424
165,000	EUR	MUFG Capital Finance 2 Ltd., 4.850% due 7/25/16 (a)(c)(d)	207,800
85,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (a)(c)(d)	109,864
3,286,510	DKK	Nordea Kredit Realkreditaktieselskab, 4.000% due 10/1/38 (a)	553,279
200,000	EUR	RZB Finance Jersey IV Ltd., 5.169% due 5/16/16 (a)(c)	258,841

		Total Diversified Financial Services	2,187,205

Diversified Telecommunication Services - 1.3%
10,000		Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15 (a)	9,700
		Citizens Communications Co.:
10,000		Senior Bonds, 7.125% due 3/15/19 (a)	9,900
5,000		Senior Notes, 7.875% due 1/15/27 (a)	4,900
14,000	GBP	France Telecom SA, 8.000% due 12/20/17 (a)	32,189
87,000	EUR	Koninklijke (Royal) KPN NV, 4.750% due 1/17/17 (a)	117,691
15,000		Level 3 Financing Inc., 9.250% due 11/1/14 (a)	14,850

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 1.3% (continued)
20,000		Qwest Capital Funding Inc., 7.750% due 2/15/31 (a)	$18,350
7,000		Qwest Communications International Inc., Senior Notes, 9.058% due 2/15/09 (a)(c)	7,105
95,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18 (a)	178,346
20,000	EUR	Telefonica Europe BV, 5.125% due 2/14/13 (a)	28,462
15,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	16,069

		Total Diversified Telecommunication Services	437,562

Electric Utilities - 1.4%
40,000		Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13 (a)	39,577
60,000		Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	53,904
		FirstEnergy Corp., Notes:
190,000		6.450% due 11/15/11 (a)	196,611
60,000		7.375% due 11/15/31 (a)	65,853
100,000		Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	98,529

		Total Electric Utilities	454,474

Energy Equipment & Services - 0.3%
15,000		Complete Production Services Inc., 8.000% due 12/15/16 (a)	14,906
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14 (a)	20,600
49,000		Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32 (a)	55,637

		Total Energy Equipment & Services	91,143

Food & Staples Retailing - 0.3%
40,000	EUR	Central European Distribution Corp., 8.000% due 7/25/12 (a)(b)	59,308
50,000		Wal-Mart Stores Inc., 5.250% due 9/1/35 (a)	43,999

		Total Food & Staples Retailing	103,307

Gas Utilities - 0.0%
15,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	14,700

Health Care Equipment & Supplies - 0.8%
153,000	EUR	Astrazeneca PLC, 5.125% due 1/15/15 (a)	219,097
		Fresenius Finance BV:
13,000	EUR	5.000% due 1/31/13 (a)(b)	17,701
8,000	EUR	5.500% due 1/31/16 (a)(b)	10,893
22,000		Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08 (a)	22,110

		Total Health Care Equipment & Supplies	269,801

Health Care Providers & Services - 0.8%
10,000		AmerisourceBergen Corp., 5.875% due 9/15/15 (a)	9,830
10,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)(b)	10,325
20,000		DaVita Inc., Senior Notes, 6.625% due 3/15/13 (a)	19,950
		HCA Inc.:
50,000		Notes, 7.500% due 11/6/33 (a)	40,500
190,000		Senior Notes, 6.250% due 2/15/13 (a)	168,625
		Tenet Healthcare Corp., Senior Notes:
20,000		6.500% due 6/1/12 (a)	17,050
10,000		9.875% due 7/1/14 (a)	9,200

		Total Health Care Providers & Services	275,480

Hotels, Restaurants & Leisure - 0.7%
		Boyd Gaming Corp., Senior Subordinated Notes:
10,000		6.750% due 4/15/14 (a)	9,850
130,000		7.125% due 2/1/16 (a)	126,425
		Caesars Entertainment Inc.:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.7% (continued)
8,000		Senior Notes, 7.000% due 4/15/13 (a)	$8,350
7,000		Senior Subordinated Notes, 8.125% due 5/15/11 (a)	7,175
4,000		Hilton Hotels Corp., Notes, 7.625% due 5/15/08 (a)	4,065
10,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	10,600
		MGM MIRAGE Inc.:
10,000		Notes, 6.750% due 9/1/12 (a)	9,887
		Senior Notes:
20,000		8.500% due 9/15/10 (a)	21,000
5,000		6.625% due 7/15/15 (a)	4,769
15,000		7.625% due 1/15/17 (a)	14,925
		Station Casinos Inc.:
15,000		Senior Notes, 7.750% due 8/15/16 (a)	14,925
5,000		Senior Subordinated Notes, 6.875% due 3/1/16 (a)	4,375

		Total Hotels, Restaurants & Leisure	236,346

Independent Power Producers & Energy Traders - 0.8%
		AES Corp.:
65,000		Secured Notes, 8.750% due 5/15/13 (a)(b)	68,331
		Senior Notes:
17,000		9.500% due 6/1/09 (a)	17,765
7,000		8.875% due 2/15/11 (a)	7,341
6,000		7.750% due 3/1/14 (a)	6,120
20,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)(b)	19,225
10,000		Edison Mission Energy, Senior Notes, 7.200% due 5/15/19 (a)(b)	9,900
20,000		NRG Energy Inc., Senior Notes, 7.250% due 2/1/14 (a)	20,100
150,000		TXU Corp., Senior Notes, 6.550% due 11/15/34 (a)	118,390

		Total Independent Power Producers & Energy Traders	267,172

Industrial Conglomerates - 0.6%
		Tyco International Group SA:
85,000		6.375% due 10/15/11 (a)	87,055
100,000		Notes, 6.125% due 11/1/08 (a)	101,121

		Total Industrial Conglomerates	188,176

Insurance - 4.8%
130,000		American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	122,786
50,000	EUR	AXA SA, 5.777% due 7/6/16 (a)(c)(d)	70,818
45,000	GBP	Bupa Finance PLC, 6.125% due 9/16/20 (a)(c)(d)	85,500
		ELM BV:
300,000	EUR	5.252% due 5/25/16 (a)(c)(d)	411,471
100,000	EUR	5.849% due 4/12/17 (a)(c)(d)	138,899
		Generali Finance BV:
100,000	EUR	5.317% due 6/16/16 (a)(c)(d)	137,997
100,000	EUR	5.479% due 2/8/17 (a)(c)(d)	137,997
150,000	EUR	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), 5.767% due 6/12/17 (a)(c)(d)	210,229
53,000	GBP	Royal & Sun Alliance Insurance Group PLC, 8.500% due 12/8/14 (a)(c)(d)	117,392
60,000	EUR	SL PLC, 5.314% due 1/6/15 (a)(c)(d)	81,575
80,000		Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(c)	77,484
20,000		XL Capital Ltd., 5.250% due 9/15/14 (a)	19,177

		Total Insurance	1,611,325

IT Services - 0.4%
110,000		Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	112,043

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
IT Services - 0.4% (continued)
10,000		SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	$10,450

		Total IT Services	122,493

Machinery - 0.1%
11,000	EUR	AGCO Corp., 6.875% due 4/15/14 (a)	15,564

Media - 2.5%
10,000		CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	10,175
155,000		Comcast Cable Communications Inc., Senior Notes, 6.750% due 1/30/11 (a)	160,885
		Comcast Corp., Notes:
95,000		6.500% due 1/15/15 (a)	98,302
60,000		6.500% due 1/15/17 (a)	62,001
40,000		5.875% due 2/15/18 (a)	39,421
195,000		COX Communications, Inc., Notes, 7.125% due 10/1/12 (a)	206,883
		CSC Holdings Inc.:
20,000		Senior Debentures, 7.875% due 2/15/18 (a)	19,500
1,000		Senior Notes, 7.625% due 4/1/11 (a)	1,007
15,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (a)	15,656
30,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (a)	30,975
20,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	20,050
19,000		Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13 (a)	19,190
10,000		Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15 (a)	10,291
		Time Warner Inc., Senior Notes:
5,000		6.875% due 5/1/12 (a)	5,252
100,000		7.625% due 4/15/31 (a)	109,078
10,000		Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)(e)	9,800

		Total Media	818,466

Metals & Mining - 0.4%
30,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	32,850
10,000		Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15 (a)(b)	9,700
90,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (a)	93,174

		Total Metals & Mining	135,724

Multi-Utilities - 1.0%
330,000		Pacific Gas & Electric Co., 3.600% due 3/1/09 (a)	322,959

Multiline Retail - 0.0%
10,000		J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37 (a)	10,581

Office Electronics - 0.0%
10,000		Xerox Corp., Senior Notes, 6.750% due 2/1/17 (a)	10,253

Oil, Gas & Consumable Fuels - 5.1%
100,000		Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (a)	109,219
5,000		Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15 (a)	4,931
		Compagnie Generale de Geophysique SA, Senior Notes:
20,000		7.500% due 5/15/15 (a)	20,700
5,000		7.750% due 5/15/17 (a)	5,175
150,000		ConocoPhillips, 4.750% due 10/15/12 (a)	146,928
260,000		Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11 (a)	275,084
		El Paso Corp., Medium-Term Notes:
17,000		7.800% due 8/1/31 (a)	17,345
100,000		7.750% due 1/15/32 (a)	102,044
62,000		El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32 (a)	73,171

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.1% (continued)
		Gazprom, Loan Participation Notes:
90,000		6.212% due 11/22/16 (a)(b)	$89,433
100,000		Senior Notes, 6.510% due 3/7/22 (a)(b)	99,240
135,000		Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	156,559
		OPTI Canada Inc., Senior Secured Notes:
10,000		7.875% due 12/15/14 (a)(b)	10,050
10,000		8.250% due 12/15/14 (a)(b)	10,125
18,000		Peabody Energy Corp., 6.875% due 3/15/13 (a)	18,270
10,000		Pogo Producing Co., Senior Notes, 6.625% due 3/15/15 (a)	10,075
5,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)	4,913
22,000		Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11 (a)	23,210
27,000		Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12 (a)	29,936
		Williams Cos. Inc., Notes:
270,000		7.125% due 9/1/11 (a)	281,137
50,000		8.750% due 3/15/32 (a)	57,813
145,000		XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (a)	156,824

		Total Oil, Gas & Consumable Fuels	1,702,182

Paper & Forest Products - 0.4%
101,000	EUR	Stora Enso Oyj, 5.125% due 6/23/14 (a)	137,316

Pharmaceuticals - 0.4%
102,000	EUR	GlaxoSmithKline Capital PLC, 4.000% due 6/16/25 (a)	125,083

Real Estate Investment Trusts (REITs) - 0.1%
6,000		Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17 (a)	5,385
10,000		Host Marriott LP, Senior Notes, Series Q, 6.750% due 6/1/16 (a)	9,950
		Ventas Realty LP/Ventas Capital Corp.:
10,000		8.750% due 5/1/09 (a)	10,375
10,000		6.750% due 6/1/10 (a)	10,175
10,000		Senior Notes, 6.750% due 4/1/17 (a)	10,025

		Total Real Estate Investment Trusts (REITs)	45,910

Road & Rail - 0.1%
10,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	10,350
29,000		Kansas City Southern Railway, 9.500% due 10/1/08 (a)	29,761

		Total Road & Rail	40,111

Semiconductors & Semiconductor Equipment - 0.0%
5,000		Freescale Semiconductor Inc., 8.875% due 12/15/14 (a)	4,850

Textiles, Apparel & Luxury Goods - 0.0%
10,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11 (a)	10,150

Thrifts & Mortgage Finance - 1.5%
		Countrywide Financial Corp.:
100,000		6.250% due 5/15/16 (a)	90,642
50,000		Medium-Term Notes, 5.800% due 6/7/12 (a)	46,911
50,000	EUR	Hypo Real Estate International Trust I, 5.864% due 6/14/17 (a)(c)(d)	62,400
1,856,606	DKK	Realkredit Danmark AS, 4.000% due 10/1/38 (a)	311,583

		Total Thrifts & Mortgage Finance	511,536

Tobacco - 1.4%
		Altria Group Inc., Notes:
120,000		5.625% due 11/4/08 (a)	120,447
160,000		7.000% due 11/4/13 (a)	174,093
100,000	EUR	BAT International Finance PLC, 5.375% due 6/29/17 (a)	140,429

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Tobacco - 1.4% (continued)
15,000		Reynolds American Inc., 6.750% due 6/15/17 (a)	$15,416

		Total Tobacco	450,385

Wireless Telecommunication Services - 0.6%
20,000		Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15 (a)	20,343
5,000		Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14 (a)	5,058
		Sprint Capital Corp.:
50,000		Global Notes, 7.625% due 1/30/11 (a)	53,055
100,000		Senior Notes, 8.375% due 3/15/12 (a)	110,206

		Total Wireless Telecommunication Services	188,662

		TOTAL CORPORATE BONDS & NOTES (Cost - $16,102,768)	16,422,484

COLLATERALIZED MORTGAGE OBLIGATION - 0.0%
991,357		GMAC Commercial Mortgage Securities Inc., STRIPS, 0.461% due 12/15/16 (a)(b)(c)(f) (Cost - $102,764)	1,873

MORTGAGE-BACKED SECURITIES - 38.5%
FHLMC - 1.2%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
105,772		6.500% due 8/1/29 (a)	108,550
300,000		5.000% due 10/11/37 (g)	286,172

		TOTAL FHLMC	394,722

FNMA - 33.1%
		Federal National Mortgage Association (FNMA):
1,000,000		5.500% due 10/16/22-10/13/37 (g)	980,781
79,964		6.500% due 7/1/29 (a)	82,082
770,772		6.000% due 8/1/36-3/1/37 (a)	772,176
496,022		5.500% due 1/1/37 (a)	485,930
5,640,000		5.000% due 10/11/37-10/13/37 (g)	5,379,406
2,300,000		6.000% due 10/11/37-10/13/37 (g)	2,302,390
1,000,000		6.500% due 10/11/37-11/13/37 (g)	1,018,187

		TOTAL FNMA	11,020,952

GNMA - 4.2%
		Government National Mortgage Association (GNMA):
7,626		7.000% due 8/15/28 (a)	7,996
259,930		6.500% due 10/15/31 (a)	266,495
797,457		6.000% due 11/15/32-7/15/37 (a)	802,952
300,000		6.500% due 10/18/37 (g)	306,609

		TOTAL GNMA	1,384,052

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,791,373)	12,799,726

SOVEREIGN BONDS - 10.9%
Brazil - 0.2%
48,000		Federative Republic of Brazil, 11.000% due 8/17/40 (a)	64,260

Canada - 0.4%
85,791	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (a)	117,376

France - 1.8%
420,000	EUR	Government of France, 4.750% due 4/25/35 (a)	606,122

Germany - 4.1%
		Bundesrepublik Deutschland:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT†		SECURITY	VALUE
Germany - 4.1% (continued)
90,000	EUR	4.750% due 7/4/34 (a)	$130,824
960,000	EUR	4.000% due 1/4/37 (a)	1,239,073

		Total Germany	1,369,897

Japan - 1.4%
54,000,000	JPY	Government of Japan, 2.100% due 3/20/27 (a)	468,804

Mexico - 0.2%
65,000		United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34 (a)	70,850

Norway - 0.6%
		Government of Norway:
170,000	NOK	5.000% due 5/15/15 (a)	31,694
1,040,000	NOK	4.250% due 5/19/17 (a)	182,712

		Total Norway	214,406

Panama - 0.2%
		Republic of Panama:
23,000		6.700% due 1/26/36 (a)	23,747
32,000		7.125% due 1/29/26 (a)	34,720

		Total Panama	58,467

Poland - 1.5%
		Republic of Poland:
364,000	PLN	6.250% due 10/24/15 (a)	141,983
930,000	PLN	5.750% due 9/23/22 (a)	351,308

		Total Poland	493,291

Russia - 0.5%
149,250		Russian Federation, 7.500% due 3/31/30 (a)(b)(c)	167,160

		TOTAL SOVEREIGN BONDS (Cost - $3,431,792)	3,630,633

U.S. GOVERNMENT & AGENCY OBLIGATION - 2.3%
U.S. Government Obligations - 2.3%
750,000		U.S. Treasury Notes, 3.000% due 2/15/08 (a) (Cost - $744,482)	747,188

CONTRACTS
PURCHASED OPTIONS - 0.0%
10,100		Euro Futures, Put @ $1.35, expires 10/6/07	1
61		Eurodollar Futures, Put @ $93.50, expires 3/17/08	381

		TOTAL PURCHASED OPTIONS (Cost - $7,694)	382

WARRANTS
WARRANT - 0.0%
17,500		AT&T Latin America Corp., expires 10/27/07 (h)* (Cost - $0)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,180,873)	33,602,286

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 22.1%
Repurchase Agreements - 22.1%
$3,678,000	Goldman, Sachs & Co. repurchase agreement dated 9/28/07, 4.850% due 10/1/07; Proceeds at maturity - $3,679,487; (Fully collateralized by U.S. government agency obligation, 5.375% due 5/18/16; Market value-$3,752,963) (a)	$3,678,000
3,677,000	Lehman Brothers Inc. repurchase agreement dated 9/28/07, 4.750% due 10/1/07; Proceeds at maturity - $3,678,455; (Fully collateralized by U.S. government agency obligation, 5.750% due 6/27/16; Market value-$3,750,539)	3,677,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,355,000)	7,355,000

	TOTAL INVESTMENTS - 123.1% (Cost - $40,535,873#)	40,957,286
	Liabilities in Excess of Other Assets - (23.1)%	(7,674,515)

	TOTAL NET ASSETS - 100.0%	$33,282,771

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, Foreign currency contracts and TBA’s.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Illiquid security.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The Fund assumed the assets and liabilities of Legg Mason Global Income Trust on September 21, 2007.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Securities are typically traded internationally in the over the counter market, and are valued at the mean between the last quoted bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to change in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$818,561
Gross unrealized depreciation	(397,148)

Net unrealized appreciation	$421,413

At September 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
Eurodollar	32	3/08	$7,639,935	$7,638,400	$(1,535)
Republic of Germany 5 Year Bonds	3	12/07	459,401	459,379	(22)
Republic of Germany 10 Year Bonds	8	12/07	1,282,760	1,281,893	(867)

					(2,424)

Contracts to Sell:
U.S. Treasury Bonds	4	12/07	$444,003	$445,375	$(1,372)

U.S. 5 Year Treasury Notes	10	12/07	1,064,246	1,070,313	(6,067)
U.S. 10 Year Treasury Notes	34	12/07	3,704,783	3,715,563	(10,780)

					(18,219)

Net Unrealized Loss on Open Futures Contracts					$(20,643)

At September 30, 2007, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	1,866,077	$1,652,491	11/7/07	$8,067
Canadian Dollar	789,477	795,350	11/7/07	38,126
Euro	12,863,584	18,362,924	11/7/07	546,027
Japanese Yen	919,232,286	8,048,631	11/7/07	316,582
Pound Sterling	315,205	643,792	11/7/07	(5,107)
South Korean Won	268,000,000	293,394	11/7/07	2,216
Swedish Krona	17,007,217	2,643,303	11/7/07	69,709

				$975,620
Contracts to Sell:
Australian Dollar	1,755,046	1,554,168	11/7/07	$(6,402)
Canadian Dollar	846,883	853,182	11/7/07	(41,097)
Danish Krone	5,008,868	959,146	11/7/07	(26,798)
Euro	14,657,196	20,923,328	11/7/07	(609,856)
Japanese Yen	587,096,344	5,140,509	11/7/07	(193,570)
Norwegian Krone	3,766,430	698,140	11/7/07	(38,642)
Polish Zloty	1,870,265	708,448	11/7/07	(19,927)
Pound Sterling	1,078,332	2,202,446	11/7/07	18,004
Swedish Krona	13,816,561	2,147,404	11/7/07	(58,036)

				$(976,324)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(704)

At September 30, 2007, the Fund held TBA securities with a total cost of $10,277,053.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2007